Income Taxes (Details) - Schedule of income from operations before income taxes - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income From Operations Before Income Taxes Abstract
Income (Loss) before income taxes	$ (5,407,949)	$ (2,940,866)	$ (10,389,594)
Income tax expense at the PRC statutory rate	(811,192)	(441,130)	(1,558,439)
Non-deductible expenses	178,293	278,437	51,884
Deductible research and development expenses	(53,415)	(41,120)	(39,787)
Deferred tax provision	(197,693)	(192,683)	(101,722)
Deferred tax allowance	525,839
Effect of income tax rate differences in jurisdictions other than the PRC	686,314	203,813	1,546,342
Total income tax expense (benefit)	$ 328,146	$ (192,683)	$ (101,722)